Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 446	£ 354
Unfavourable changes reflected in profit or loss	(505)	(332)
Favourable changes reflected in OCI	27	51
Un-favourable changes reflected in OCI	(19)	(50)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	201	92
Unfavourable changes reflected in profit or loss	(261)	(70)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	236	247
Unfavourable changes reflected in profit or loss	(235)	(247)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	9	15
Unfavourable changes reflected in profit or loss	(9)	(15)
Favourable changes reflected in OCI	27	51
Un-favourable changes reflected in OCI	(19)	(50)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	225	232
Unfavourable changes reflected in profit or loss	(389)	(234)
Favourable changes reflected in OCI	8	7
Un-favourable changes reflected in OCI	(7)	(7)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	28	39
Unfavourable changes reflected in profit or loss	(17)	(20)
Favourable changes reflected in OCI	12	1
Un-favourable changes reflected in OCI	(5)	0
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	5	6
Unfavourable changes reflected in profit or loss	(5)	(6)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	44	29
Unfavourable changes reflected in profit or loss	(44)	(34)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	144	48
Unfavourable changes reflected in profit or loss	(50)	(38)
Favourable changes reflected in OCI	7	43
Un-favourable changes reflected in OCI	£ (7)	£ (43)